Distribution Date:	12/17/25	Morgan Stanley Bank of America Merrill Lynch Trust
Determination Date:	12/11/25
Next Distribution Date:	01/16/26
Record Date:	11/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13				and lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765LAQ3	1.706000%	34,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765LAR1	3.088000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765LAS9	3.479000%	63,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61765LAT7	3.479000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61765LAU4	3.732000%	339,992,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	61765LAW0	3.939006%	54,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	24.13%
B	61765LAX8	3.939006%	58,464,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.88%
C	61765LAY6	3.939006%	40,925,000.00	17,911,579.39	8,872,955.73	58,794.85	0.00	0.00	8,931,750.58	9,038,623.66	93.12%	13.50%
D	61765LAC4	3.257000%	47,940,000.00	47,940,000.00	0.00	130,117.15	0.00	0.00	130,117.15	47,940,000.00	56.65%	8.38%
E	61765LAE0	3.939006%	28,062,000.00	28,062,000.00	0.00	92,113.66	0.00	0.00	92,113.66	28,062,000.00	35.30%	5.38%
F	61765LAG5	3.939006%	17,539,000.00	17,539,000.00	0.00	117,487.40	0.00	0.00	117,487.40	17,539,000.00	21.95%	3.50%
G	61765LAJ9	3.939006%	32,740,433.00	29,486,610.61	0.00	0.00	0.00	630,344.64	0.00	28,856,265.97	0.00%	0.00%
V	61765LAM2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765LAN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			935,417,435.00	140,939,190.00	8,872,955.73	398,513.06	0.00	630,344.64	9,271,468.79	131,435,889.63

X-A	61765LAV2	3.939006%	654,792,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	61765LAA8	3.939006%	54,955,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	61765LAZ3	0.682006%	47,940,000.00	47,940,000.00	0.00	27,246.14	0.00	0.00	27,246.14	47,940,000.00
Notional SubTotal			757,687,000.00	47,940,000.00	0.00	27,246.14	0.00	0.00	27,246.14	47,940,000.00

Deal Distribution Total					8,872,955.73	425,759.20	0.00	630,344.64	9,298,714.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765LAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765LAR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765LAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61765LAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61765LAU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	61765LAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	61765LAX8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	61765LAY6	437.66840293	216.81015834	1.43664875	0.00000000	0.00000000	0.00000000	0.00000000	218.24680709	220.85824459
D	61765LAC4	1,000.00000000	0.00000000	2.71416667	0.00000000	0.00000000	0.00000000	0.00000000	2.71416667	1,000.00000000
E	61765LAE0	1,000.00000000	0.00000000	3.28250517	0.00000000	0.00000000	0.00000000	0.00000000	3.28250517	1,000.00000000
F	61765LAG5	1,000.00000000	0.00000000	6.69863732	(3.41613262)	0.89586978	0.00000000	0.00000000	6.69863732	1,000.00000000
G	61765LAJ9	900.61761278	0.00000000	0.00000000	2.95628192	36.58577851	0.00000000	19.25278875	0.00000000	881.36482404
V	61765LAM2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765LAN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765LAV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	61765LAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	61765LAZ3	1,000.00000000	0.00000000	0.56833834	0.00000000	0.00000000	0.00000000	0.00000000	0.56833834	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	11/01/25 - 11/30/25	30	0.00	58,794.85	0.00	58,794.85	0.00	0.00	0.00	58,794.85	0.00
D	11/01/25 - 11/30/25	30	0.00	130,117.15	0.00	130,117.15	0.00	0.00	0.00	130,117.15	0.00
X-D	11/01/25 - 11/30/25	30	0.00	27,246.14	0.00	27,246.14	0.00	0.00	0.00	27,246.14	0.00
E	11/01/25 - 11/30/25	30	0.00	92,113.66	0.00	92,113.66	0.00	0.00	0.00	92,113.66	0.00
F	11/01/25 - 11/30/25	30	75,628.21	57,571.86	0.00	57,571.86	(59,915.55)	0.00	0.00	117,487.40	15,712.66
G	11/01/25 - 11/30/25	30	1,101,044.28	96,789.95	0.00	96,789.95	96,789.95	0.00	0.00	0.00	1,197,834.23
Totals			1,176,672.49	462,633.61	0.00	462,633.61	36,874.40	0.00	0.00	425,759.20	1,213,546.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	9,298,714.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	464,711.58	Master Servicing Fee	1,174.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	295.03
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	58.72
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	339.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	464,711.58	Total Fees	2,077.99

Principal		Expenses/Reimbursements
Scheduled Principal	74,602.63	Reimbursement for Interest on Advances	(503.99)
Unscheduled Principal Collections		ASER Amount	19,413.99
Principal Prepayments	8,798,353.10	Special Servicing Fees (Monthly)	17,964.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,872,955.73	Total Expenses/Reimbursements	36,874.40

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	425,759.20
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,872,955.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,298,714.93
Total Funds Collected	9,337,667.31	Total Funds Distributed	9,337,667.32

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	140,939,190.00	140,939,190.00	Beginning Certificate Balance	140,939,190.00
(-) Scheduled Principal Collections	74,602.63	74,602.63	(-) Principal Distributions	8,872,955.73
(-) Unscheduled Principal Collections	8,798,353.10	8,798,353.10	(-) Realized Losses	630,344.64
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	630,344.64
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	630,344.64	630,344.64	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	131,435,889.63	131,435,889.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	141,211,076.37	141,211,076.37	Ending Certificate Balance	131,435,889.63
Ending Actual Collateral Balance	131,764,305.41	131,764,305.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	1	21,435,889.63	16.31%	(5)	4.3350	0.751200
5,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	21,435,889.63	16.31%	(5)	4.3350	0.751200	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 2.20	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 to 2.30	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	1	110,000,000.00	83.69%	(9)	3.8600	2.432300	2.31 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129	2.41 to 2.50	1	110,000,000.00	83.69%	(9)	3.8600	2.432300
							2.51 to 2.60	0	0.00	0.00%	0	0.0000	0.000000
							2.61 to 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 to 2.80	0	0.00	0.00%	0	0.0000	0.000000
							2.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	21,435,889.63	16.31%	(5)	4.3350	0.751200
							Mixed Use	1	110,000,000.00	83.69%	(9)	3.8600	2.432300
New York	1	110,000,000.00	83.69%	(9)	3.8600	2.432300
							Office	1	21,435,889.63	16.31%	(5)	4.3350	0.751200
Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
							Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	110,000,000.00	83.69%	(9)	3.8600	2.432300	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	21,435,889.63	16.31%	(5)	4.3350	0.751200	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129	49 months or greater	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
								Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	2	131,435,889.63	100.00%	(8)	3.9375	2.158129	Interest Only	1	110,000,000.00	83.69%	(9)	3.8600	2.432300
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	21,435,889.63	16.31%	(5)	4.3350	0.751200
	Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	131,435,889.63	100.00%	(8)	3.9375	2.158129			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	2	131,435,889.63	100.00%	(8)	3.9375	2.158129
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	1443371	MU	New York	NY	Actual/360	3.860%	353,833.33	0.00	0.00	N/A	03/06/25	--	110,000,000.00	110,000,000.00	09/06/25
5	300801294	OF	Los Angeles	CA	Actual/360	4.335%	77,641.36	56,529.41	0.00	N/A	07/01/25	--	21,492,419.04	21,435,889.63	06/01/25
21	300801274	LO	Monroe	LA	Actual/360	4.222%	33,236.89	8,816,426.32	0.00	N/A	06/01/25	--	9,446,770.96	0.00	12/01/25
Totals							464,711.58	8,872,955.73	0.00				140,939,190.00	131,435,889.63
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,518,484.00	27,164,852.00	01/01/25	09/30/25	11/12/25	5,450,709.34	376,869.22	352,229.16	964,214.10	0.00	0.00
5	2,341,358.80	348,804.20	01/01/25	03/31/25	11/12/25	5,386,539.95	39,475.11	114,468.42	764,450.06	75,281.07	0.00
21	1,024,022.00	944,945.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	29,883,864.80	28,458,601.20				10,837,249.29	416,344.33	466,697.59	1,728,664.16	75,281.07	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
21	300801274	8,798,353.10	Disposition	0.00	0.00
Totals		8,798,353.10		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,798,353.10	3.937468%	3.669696%	(8)
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956699%	3.689006%	(7)
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956875%	3.689183%	(6)
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,566,789.10	4.028961%	3.779825%	(5)
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.062179%	3.813781%	(4)
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	8,686,771.86	4.186090%	3.983467%	(2)
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	16,967,976.27	4.323423%	4.211112%	0
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	205,571,736.14	4.329604%	4.239721%	1
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	36,898,107.62	4.312671%	4.248549%	2
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	39,152,553.79	4.329697%	4.306672%	3
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,148,194.62	4.335637%	4.312708%	4
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.337659%	4.314797%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	1443371	09/06/25	2	5	352,229.16	964,214.10	169,206.34	110,000,000.00	03/17/25	13
5	300801294	06/01/25	5	5	114,468.42	764,450.06	96,576.47	21,764,305.41	06/18/25	13
Totals					466,697.59	1,728,664.16	265,782.81	131,764,305.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		131,435,890	0	131,435,890		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	131,435,890	0	0	110,000,000	21,435,890	0
Nov-25	140,939,190	9,446,771	0	0	131,492,419	0
Oct-25	141,009,835	9,463,675	0	0	131,546,160	0
Sep-25	152,342,260	11,258,342	0	0	141,083,918	0
Aug-25	163,986,421	20,797,018	0	0	143,189,403	0
Jul-25	204,460,828	51,679,170	0	0	152,781,658	0
Jun-25	334,830,225	215,297,335	0	0	119,532,890	0
May-25	419,728,117	309,728,117	0	0	110,000,000	0
Apr-25	662,600,907	552,600,907	0	0	110,000,000	0
Mar-25	710,051,695	600,051,695	0	0	110,000,000	0
Feb-25	761,412,393	761,412,393	0	0	0	0
Jan-25	770,655,771	770,655,771	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	1443371	110,000,000.00	110,000,000.00	331,000,000.00	08/14/25	27,164,852.00	2.43230	09/30/25	03/06/25	I/O
5	300801294	21,435,889.63	21,764,305.41	40,100,000.00	04/15/15	302,402.70	0.75120	03/31/25	07/01/25	234
21	300801274	0.00	-	8,100,000.00	08/20/25	822,309.00	1.33550	06/30/25	06/01/25	235
Totals		131,435,889.63	131,764,305.41	379,200,000.00		28,289,563.70

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	1443371	MU	NY	03/17/25	13

The Loan was transferred to the Special Servicer on 3/20/2025 due to Maturity Default after the Borrower was unable to pay the Loan off at the Maturity Date of 3/6/2025. The collateral consists of two Class B multi-tenant office buildings totaling

510K SF located in the Grand Central submarket of New York. 535 Fifth Ave is a 36-story, 335K SF multi-tenant office building built in 1927. 545 Fifth Ave is a 14-story, 182K SF multi-tenant office building built in 1898. The major tenants are

Best B uy (36,787 SF, 7% NRA, 3/31 LXP) and NBA (25,562 SF, 5% NRA, 12/35 LXP). The Property is currently 90.4% occupied as of 06/2025 and reported an annualized NOI/DSCR of $27.4MM/2.46x. Per discussions with the Borrower, they are working towards securingr efinancing of the Property with a tentative closing of 12/3/25. The Lender is in continued discussions with the Borrower while simultaneously reserving all rights under the Loan Documents. Foreclosure complaint was filed.

5	300801294	OF	CA	06/18/25	13

The Loan was transferred to the Special Servicer on 6/20/2025 due to Maturity Default. The Borrower was unable to pay the Loan off at the Maturity Date of 7/1/2025. The collateral consists of a 153,758 SF office building built in 1966 and renovate d in 2002. The largest tenants include Telehouse International (15,246 SF / 9.9% of NRA / 8/2038 LXP) and Golden Boy Promotions (11,476 SF / 7.5% of NRA / 10/2029 LXP). As of 06/2025, the Property was 60% occupied and reported a T-12 NOI/DSCR of $1.7 6M M and 1.09x. Legal counsel was retained and an NOD was sent to the Borrower.The Borrower is seeking a loan modification and extension of the Maturity Date. Borrower is in process of retaining a thid party advisor. The Lender will continue discussio ns with the Borrower while simultaneously reserving all rights under the Loan Documents.

21	300801274	LO	LA	06/11/25	6

Loan transferred to Special Servicer on 6/12/2025 due to a Maturity Default. Loan matured on 6/1/2025 and was not paid off in full. Borrower attempted to sell the Property in order to pay loan off and was not able to execute a sale in time.

Borrowe r submitted a short sale offer/DPO that Lender processed and closed on 12/2/2025. Lender sent out a Notice of Default on 6/14/2025 and counsel has been retained. The Property is a 90-room hotel built in 1999, located in Monroe,

Louisiana. Property am en ities include a Bistro which provides sit down meals and grab 'n go snacks, a business center, fitness center, indoor swimming pool and whirlpool, a 24/7 market, lobby area with free Wi-Fi and casual meeting and workspaces, and one meeting room wit h a total of 1.1K SF of flexible meeting space.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	1544230	24,687,667.71	4.60500%	24,687,667.71	4.60500%	10	06/11/20	05/01/20	05/01/20
2	1544230	24,657,328.79	4.60500%	24,657,328.79	4.60500%	10	05/01/20	05/01/20	06/11/20
2A	453000270	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2A	453000270	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2B	453000271	24,721,036.54	4.60500%	24,721,036.54	4.60500%	10	04/28/20	05/01/20	08/11/20
2B	453000271	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
2C	453000275	9,888,414.65	4.60500%	9,888,414.65	4.60500%	10	04/28/20	05/01/20	08/11/20
2C	453000275	0.00	4.60500%	0.00	4.60500%	10	08/11/20	05/01/20	04/28/20
13	304261013	0.00	4.72000%	0.00	4.72000%	10	05/06/22	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/01/21	06/01/21	06/13/22
13	304261013	0.00	4.72000%	0.00	4.72000%	10	06/13/22	06/01/21	06/01/21
14	300801305	12,958,189.44	4.70600%	12,958,189.44	4.70600%	10	05/29/20	04/01/20	07/13/20
14	300801305	0.00	4.70600%	0.00	4.70600%	10	07/13/20	04/01/20	05/29/20
21	300801274	0.00	4.22200%	0.00	4.22200%		08/31/20	09/01/20	10/13/20
21	300801274	0.00	4.22200%	0.00	4.22200%	10	10/13/20	09/01/20	08/31/20
27	300801300	8,263,390.25	4.58900%	8,263,390.25	4.58900%	10	05/15/20	04/01/20	07/13/20
27	300801300	0.00	4.58900%	0.00	4.58900%	10	07/13/20	04/01/20	05/15/20
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/09/22	09/09/22	09/12/22
28	300801297	0.00	4.71800%	0.00	4.71800%	8	09/12/22	09/09/22	09/09/22
33	304261033	7,563,825.32	4.89000%	7,563,825.32	4.89000%	10	05/01/20	05/01/20	07/13/20
33	304261033	0.00	4.89000%	0.00	4.89000%	10	07/13/20	05/01/20	05/01/20
37	304261037	6,918,132.73	4.89000%	6,918,132.73	4.89000%	10	06/12/20	07/01/20	08/11/20
37	304261037	0.00	4.89000%	0.00	4.89000%	10	08/11/20	07/01/20	06/12/20
49	695100532	5,356,794.33	4.77000%	5,356,794.33	4.77000%	10	06/11/20	05/06/20	05/06/20
49	695100532	5,348,471.86	4.77000%	5,348,471.86	4.77000%	10	05/06/20	05/06/20	06/11/20
56	304261056	4,670,449.88	5.29000%	4,670,449.88	5.29000%	10	06/01/20	06/01/20	07/13/20
56	304261056	0.00	5.29000%	0.00	5.29000%	10	07/13/20	06/01/20	06/01/20
Totals		129,710,276.00		129,710,276.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
21	300801274	12/17/25	9,446,770.96	8,100,000.00	9,021,649.30	205,222.98	9,021,649.30	8,816,426.32	630,344.64	0.00	0.00	630,344.64	6.02%
27	300801300	01/18/23	7,818,202.63	9,400,000.00	8,438,622.24	1,838,475.64	8,438,622.24	6,600,146.60	1,218,056.03	0.00	623,565.79	594,490.24	6.61%
30	304261030	09/17/25	7,581,568.49	12,600,000.00	7,919,758.85	284,746.48	7,919,758.85	7,635,012.37	0.00	0.00	0.00	0.00	0.00%
42	695100528	06/17/22	5,485,883.75	6,800,000.00	6,185,783.83	815,213.28	6,185,783.83	5,370,570.55	115,313.20	0.00	12,387.23	102,925.97	1.57%
43	304261043	04/16/21	5,857,942.28	4,750,000.00	5,619,174.18	2,448,471.35	5,619,174.18	3,170,702.83	2,687,239.45	0.00	130,832.64	2,556,406.81	39.09%
Current Period Totals			9,446,770.96	8,100,000.00	9,021,649.30	205,222.98	9,021,649.30	8,816,426.32	630,344.64	0.00	0.00	630,344.64
Cumulative Totals			36,190,368.11	41,650,000.00	37,184,988.40	5,592,129.73	37,184,988.40	31,592,858.67	4,650,953.32	0.00	766,785.66	3,884,167.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
21	300801274	12/17/25	0.00	0.00	630,344.64	0.00	0.00	630,344.64	0.00	0.00	630,344.64
27	300801300	11/17/23	0.00	0.00	594,490.24	0.00	0.00	362.00	0.00	0.00	594,490.24
		09/15/23	0.00	0.00	594,128.24	0.00	0.00	1,326.00	0.00	0.00
		08/17/23	0.00	0.00	592,802.24	0.00	0.00	(677,546.82)	0.00	0.00
		07/17/23	0.00	0.00	1,270,349.06	0.00	0.00	31,032.53	0.00	0.00
		06/16/23	0.00	0.00	1,239,316.53	0.00	0.00	600.00	0.00	0.00
		05/17/23	0.00	0.00	1,238,716.53	0.00	0.00	2,820.50	0.00	0.00
		03/17/23	0.00	0.00	1,235,896.03	0.00	0.00	17,227.00	0.00	0.00
		02/17/23	0.00	0.00	1,218,669.03	0.00	0.00	613.00	0.00	0.00
		01/18/23	0.00	0.00	1,218,056.03	0.00	0.00	1,218,056.03	0.00	0.00
30	304261030	09/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	695100528	03/17/23	0.00	0.00	102,925.97	0.00	0.00	(12,387.23)	0.00	0.00	102,925.97
		06/17/22	0.00	0.00	115,313.20	0.00	0.00	115,313.20	0.00	0.00
43	304261043	06/17/22	0.00	0.00	2,556,406.81	0.00	0.00	(130,832.64)	0.00	0.00	2,556,406.81
		04/16/21	0.00	0.00	2,687,239.45	0.00	0.00	2,687,239.45	0.00	0.00
Current Period Totals			0.00	0.00	630,344.64	0.00	0.00	630,344.64	0.00	0.00	630,344.64
Cumulative Totals			0.00	0.00	3,884,167.66	0.00	0.00	3,884,167.66	0.00	0.00	3,884,167.66

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	22,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	186.00	0.00
5	0.00	0.00	4,477.59	0.00	0.00	19,413.99	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(9,429.86)	0.00	0.00	0.00	0.00	0.00	(503.99)	0.00	(186.00)	0.00
Total	0.00	0.00	17,964.40	0.00	0.00	19,413.99	0.00	0.00	(503.99)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		36,874.40

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25